Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Jul. 31, 2018	Jul. 31, 2017
Provision for income tax		$ 1,650	$ 1,650
Federal operating loss carry forwards		105,200,000	100,300,000
State operating loss carry forward		$ 60,500,000	$ 74,700,000
Ownership change percentage		50.00%
Federal operating loss carry forwards expiration date		Jul. 31, 2038
State operating loss carry forwards expiration date		Jul. 31, 2038
Decrease in deferred tax assets		$ 5,450,000
Increase in deferred tax assets		7,653,000
Increase and decrease in deferred tax asset		$ 13,103,000
Income tax examination description	The reduction of the U.S. federal corporate tax rate from 35% to 21% resulted in a remeasurement of our deferred tax assets.	The reduction of the U.S. federal corporate tax rate from 35% to 21% resulted in a remeasurement of the deferred tax asset
Federal corporate tax rate, percent	21.00%	26.40%	34.00%
Accrued interest or penalties
Tax Reform [Member]
Federal corporate tax rate, percent		21.00%